Share-Based Awards - Non-vested RSU Rollforward H-D shares (Details) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares
Nonvested, beginning of period (in shares) | shares	0
Granted (in shares) | shares	2,495
Vested (in shares) | shares	0
Forfeited (in shares) | shares	0
Nonvested, end of period (in shares) | shares	2,495
Weighted-Average Fair Value Per Share
Nonvested, Weighted-Average Fair Value Per Share beginning of period (in dollars per share) | $ / shares	$ 0
Weighted-Average Fair Value Per Share, Granted (in dollars per share) | $ / shares	7.34
Weighted-Average Fair Value Per Share, Vested (in dollars per share) | $ / shares	0
Weighted-Average Fair Value Per Share, Forfeited (in dollars per share) | $ / shares	0
Nonvested, Weighted-Average Fair Value Per Share end of period (in dollars per share) | $ / shares	$ 7.34
Historical H-D
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares
Nonvested, beginning of period (in shares) | shares	0
Awards transferred to cash payment (in shares) | shares	76
Granted (in shares) | shares	44
Vested (in shares) | shares	(36)
Forfeited (in shares) | shares	(11)
Nonvested, end of period (in shares) | shares	73
Weighted-Average Fair Value Per Share
Nonvested, Weighted-Average Fair Value Per Share beginning of period (in dollars per share) | $ / shares	$ 0
Weighted-Average Grant Date Fair Value Per Share, Awards transferred to cash payment (in dollars per share) | $ / shares	33
Weighted-Average Fair Value Per Share, Granted (in dollars per share) | $ / shares	43
Weighted-Average Fair Value Per Share, Vested (in dollars per share) | $ / shares	36
Weighted-Average Fair Value Per Share, Forfeited (in dollars per share) | $ / shares	37
Nonvested, Weighted-Average Fair Value Per Share end of period (in dollars per share) | $ / shares	$ 38